Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of transactions between related parties
The Corporation entered into the following transactions with related parties:

(in millions of Canadian dollars)	JOINT VENTURES	ASSOCIATES
2017
Sales to related parties	183	85
Purchases from related parties	16	90
2016
Sales to related parties	155	89
Purchases from related parties	13	168
he following balances were outstanding at the end of the reporting period:

(in millions of Canadian dollars)	December 31, 2017	December 31, 2016
Receivables from related parties
Joint ventures	13	18
Associates	22	21
Payables to related parties
Joint ventures	3	2
Associates	4	42